Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 85,515		$ 36,629
Current portion	19,194		3,351
Long-term portion	66,320		33,278
Oseo ANVAR loans [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	2,553	[1]	2,751	[1]
French Ministry Of Research [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	2,033	[2]	1,945	[2]
Acquisition liability contingent consideration [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	37,991	[3]	24,063	[3]
Acquisition liability note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	10,405	[3]	5,713	[3]
Acquisition liability warrant consideration [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	10,497	[3]	2,157	[3]
Deerfield Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	12,492	[4]	0	[4]
Deerfield Royalty agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	4,590	[4]	0	[4]
Broadfin Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	2,767	[5]		[5]
Broadfin Royalty agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 2,187	[5]	$ 0	[5]

[1]	OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2012 and 2013, the Company had outstanding loans from Anvar of $2,751,000and $2,553,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Repayment is scheduled to occur from 2013 through 2019.
[2]	In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2014. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.
[3]	The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat; two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.
[4]	On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.
[5]	On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided in 3 tranche of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million and the Borrowers may request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects